Goodwill and Intangible Assets - Future amortization expense (Details)	Jun. 30, 2026 USD ($)
Intangible Asset, Finite-Lived, after Accumulated Amortization, Estimated Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2026	$ 35,000
2027	71,000
2028	46,000
Intangible Asset, Finite-Lived, after Accumulated Amortization, Total	$ 152,000